EMPLOYEE BENEFITS - Liabilities for employee benefits (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Gross employee Benefits	$ 1,240,096	$ 1,257,736
Plan Asset	(38,241)	(22,756)
Net Employee Benefits	1,201,855	1,234,980
Short Term Benefits [Member]
Disclosure of defined benefit plans [line items]
Gross employee Benefits	462,070	480,489
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Gross employee Benefits	597,936	590,914
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Gross employee Benefits	$ 180,090	$ 186,333